Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Warranty by endorsement and sureties [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 432,499	$ 218,093
Substandard	7,170	356
Non-complying		5,630
Total	439,669	224,079
Stage 1 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	403,479	186,051
Substandard
Non-complying
Total	403,479	186,051
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	567	131
Substandard
Non-complying
Total	567	131
Stage 2 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	28,453	31,911
Substandard	7,170	356
Non-complying
Total	35,623	32,267
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying		5,630
Total		5,630
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total